COMMITMENTS AND CONTINGENCIES (Details) (USD $)		12 Months Ended	0 Months Ended		12 Months Ended				0 Months Ended			0 Months Ended			0 Months Ended					0 Months Ended
	Dec. 31, 2012 Drilling Rig Purchase Commitment	Dec. 31, 2012 Ridgeline	Sep. 26, 2008 Partnership Interest Purchase Agreement Commitments Hall-Houston Exploration II, L. P.	Dec. 31, 2012 Partnership Interest Purchase Agreement Commitments Hall-Houston Exploration II, L. P.	Dec. 31, 2012 Lease Commitments Houston, Texas sqft	Dec. 31, 2012 Lease Commitments Triad Hunter	Dec. 31, 2012 Lease Commitments Triad Hunter Maximum	Dec. 31, 2012 Lease Commitments Williston Hunter Calgary, Alberta and Denver, Colorado	Jun. 24, 2011 Drilling Contract Commitments	Dec. 31, 2012 Drilling Contract Commitments Maximum	Dec. 31, 2012 Employment Agreement Commitments Maximum	Jun. 27, 2012 Gathering, processing, and transportation commitments	Dec. 14, 2011 Gathering, processing, and transportation commitments	Dec. 31, 2012 Gathering, processing, and transportation commitments	Dec. 14, 2011 Gathering, processing, and transportation commitments Triad Hunter	Dec. 31, 2012 Gathering, processing, and transportation commitments Triad Hunter	Dec. 31, 2012 Gathering, processing, and transportation commitments Eureka Hunter Pipelines, LLC	Apr. 23, 2013 Class action complaint filed by Anthony Rosian Subsequent event officer	Apr. 24, 2013 Class action complaint filed by Horace Carvalho Subsequent event officer	May 07, 2013 Drilling Rig [Member] Utica Formation [Member]	May 07, 2013 Drilling Rig [Member] Subsequent event Utica Formation [Member]	Jun. 01, 2013 Drilling Rig [Member] Subsequent event Utica Formation [Member]
Commitments
Property, Plant and Equipment, Additions																				$ 14,600,000	$ 10,100,000
Number of the Company's officers subject to class action complaint																		2	2
Percentage sales of partnership interest purchase agreement			5.33%
Partnership interest sale cash consideration			8,000,000
First call			1,400,000
Partnership interest sale reimbursement for first capital call			754,255
Remaining maximum liability				640,695						10,700,000	200,000			3,900,000		3,900,000	24,500,000
Term of commitment							12 months		40 months			36 months	120 months		120 months
Area of office spaces rented					16,900
Lease cost					25,000	13,000		32,000
Remaining commitment under agreement	4,700,000
Remaining amount due in equal installments over twelve months	$ 1,100,000																			$ 1,100,000		$ 1,100,000
Percentage of equity ownership Ridgeline has the right to purchase upon change of control		51.00%